UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY DIVERSIFIED STRATEGIC

INCOME FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited)	October 31, 2004

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.3%
U.S. Government Agencies - 31.3%
		Federal Home Loan Mortgage Corporation (FHLMC):
$2,036,378		6.500% due 12/1/31 (a)	$2,144,420
53,800,000		5.000% due 12/1/34 (b)(c)	53,648,714
15,000,000		5.500% due 12/1/34 (b)(c)	15,281,250
13,500,000		6.500% due 12/1/34 (b)(c)	14,187,663
		Federal National Mortgage Association (FNMA):
4,256,917		5.500% due 12/1/16 (a)	4,417,928
4,793,508		6.500% due 5/1/31 (a)	5,082,618
7,824,078		7.500% due 3/1/32 (a)	8,390,266
4,375,303		7.000% due 5/1/32 (a)	4,651,327
36,585,218		6.000% due 6/1/32 (a)	38,166,000
33,800,000		4.500% due 12/1/34 (b)(c)	32,817,704
21,250,000		5.000% due 12/1/34 (b)(c)	21,176,943
67,000,000		5.500% due 12/1/34 (b)(c)	68,235,346
40,000,000		6.000% due 12/1/34 (b)(c)	41,475,000
23,000,000		6.500% due 12/1/34 (b)(c)	24,185,926
		Government National Mortgage Association (GNMA):
2,151,883		7.500% due 9/15/31 (a)	2,318,255
7,508,505		7.000% due 3/15/32 (a)	8,019,996
21,324,808		6.500% due 8/15/34 (a)	22,597,940

			366,797,296

U.S. Treasury Obligations - 3.0%
		U.S. Treasury Notes:
15,250,000		3.125% due 4/15/09 (d)	15,213,675
5,000,000		4.000% due 11/15/12	5,057,035
7,000,000		3.875% due 2/15/13	7,004,382
8,345,000		4.000% due 2/15/14	8,347,937

			35,623,029

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost - $396,723,824)	402,420,325

	RATING (e)
CORPORATE BONDS & NOTES - 38.7%
COMMUNICATIONS - 11.6%
Cable & Other Media - 4.5%
3,595,000	BBB	AT&T Broadband Corp., 8.375% due 3/15/13 (f)	4,417,622
		Charter Communications Holdings LLC, Sr. Discount Notes:
5,600,000	CCC-	Step bond to yield 11.687% due 1/15/10	4,746,000
2,340,000	CCC-	Step bond to yield 11.669% due 1/15/11	1,760,850
3,375,000	CCC-	Step bond to yield 13.874% due 5/15/11	2,193,750
3,650,000	BBB-	Cox Communications, Inc., 7.750% due 11/1/10	4,193,638

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Cable & Other Media - 4.5% (continued)
		CSC Holdings Inc.:
$585,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	$639,113
4,795,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	5,502,263
2,125,000	BB-	DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13	2,433,125
		EchoStar DBS Corp., Sr. Notes:
1,635,000	BB-	9.125% due 1/15/09	1,831,200
2,250,000	BB-	6.625% due 10/1/14 (g)	2,311,875
2,200,000	B-	Insight Communications Inc., Sr. Discount Notes, step bond to yield 13.150% due 2/15/11	2,161,500
225,000	B+	Insight Midwest, Inc., Sr. Notes, 10.500% due 11/1/10	250,313
500,000	B-	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	548,750
2,675,000	B	Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13	2,634,875
1,325,000	B-	Nextmedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	1,492,281
1,025,000	B+	Panamsat Corp., Sr. Notes, 9.000% due 8/15/14 (g)	1,091,625
		Paxson Communications Corp.:
1,290,000	CCC	Sr. Sub. Discount Notes, step bond to yield 11.374% due 1/15/09	1,128,750
595,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	602,437
2,030,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	2,253,300
3,800,000	BB-	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	4,313,000
1,440,000	CCC+	Spanish Broadcasting Systems Inc., Sr. Sub. Notes, 9.625% due 11/1/09	1,517,400
3,575,000	BBB+	Time Warner, Inc., 7.625% due 4/15/31 (f)	4,248,895
50,000	CCC+	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14	48,750

			52,321,312

Publishing/Printing - 1.3%
2,050,000	B-	Advanstar Communications Inc., 10.750% due 8/15/10	2,296,000
634,000	B	Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12	790,915
2,417,000	B	Dex Media West, LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	2,870,188
3,118,549	B-	Hollinger Participation Trust, Sr. Notes, Payment-in-kind, 12.125% due 11/15/10 (g)	3,820,223
1,375,000	B-	Houghton Mifflin Co., Sr. Discount Notes, 11.492% due 10/15/13	905,781
		RH Donnelley Corp., Sr. Sub. Notes:
950,000	B+	10.875% due 12/15/12	1,166,125
450,000	B+	10.875% due 12/15/12 (g)	552,375
2,500,000	B-	Vertis, Inc., Sr. Notes, 9.750% due 4/1/09	2,737,500
536,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	527,960

			15,667,067

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Technology/Electronics - 1.0%
$556,000	B+	Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09	$642,180
5,450,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	4,707,437
700,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	719,250
		Northern Telecom Capital Corp.:
1,650,000	B-	Notes, 6.875% due 9/1/23	1,542,750
795,000	B-	Sr. Notes, 7.875% due 6/15/26	783,075
		Thomas & Betts Corp., Sr. Notes:
1,980,000	BBB-	6.625% due 5/7/08	2,147,134
575,000	BBB-	7.250% due 6/1/13	628,738

			11,170,564

Telecommunications - 3.7%
		AirGate PCS, Inc., Sr. Sub. Notes:
962,600	CCC-	9.375% due 9/1/09	1,010,730
300,000	CCC+	5.850% due 10/15/11 (g)	309,000
		Alamosa Holdings, Inc.:
1,657,000	CCC	Sr. Notes, 11.000% due 7/31/10	1,946,975
1,127,000	CCC	Zero coupon to yield 11.437% due 7/31/09	1,205,890
600,000	BB+	AT&T Corp., Sr. Notes, 7.300% due 11/15/11	690,750
		AT&T Wireless Services, Inc., Sr. Notes:
2,000,000	A	8.125% due 5/1/12	2,443,500
5,500,000	A	8.750% due 3/1/31 (f)	7,406,394
1,780,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.233% due 2/1/10 (h)†	178
2,375,000	BB+	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	2,648,125
844,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	969,545
		Qwest Services Corp.:
4,555,000	B	13.500% due 12/15/10 (g)	5,431,837
2,905,000	BB-	8.875% due 3/15/12 (g)	3,289,912
1,305,000	B	14.000% due 12/15/14 (g)	1,624,725
		Sprint Capital Corp.:
2,525,000	BBB-	6.900% due 5/1/19	2,833,434
4,425,000	BBB-	6.875% due 11/15/28	4,766,530
3,575,000	A+	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30	4,399,760
2,500,000	CCC	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	2,675,000

			43,652,285

Tower - 1.1%
		American Tower Corp.:
2,893,000	CCC	Sr. Notes, 9.375% due 2/1/09	3,073,813
900,000	CCC	Sr. Sub. Discount Notes, zero coupon to yield 14.330% due 8/1/08 (i)	681,750
		Crown Castle International Corp., Sr. Notes:
1,535,000	CCC+	10.750% due 8/1/11	1,707,688
1,150,000	CCC+	7.500% due 12/1/13	1,236,250
5,900,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	6,320,375

			13,019,876

		TOTAL COMMUNICATIONS	135,831,104

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
CONSUMER DISCRETIONARY - 5.1%
Automotive - 0.8%
$580,000	B+	Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27	$603,200
		Dana Corp.:
1,260,000	BB+	Notes, 6.500% due 3/1/09	1,332,450
760,000	BB+	Sr. Notes, 10.125% due 3/15/10	860,700
2,550,000	B-	Eagle-Picher, Inc., Sr. Notes, 9.750% due 9/1/13	2,601,000
1,400,000	B-	Tenneco Automotive Inc., Sr. Sub. Notes, Series B, 11.625% due 10/15/09	1,494,500
		TRW Automotive Inc.:
1,606,000	BB-	Sr. Notes, 9.375% due 2/15/13	1,854,930
260,000	BB-	Sr. Sub. Notes, 11.000% due 2/15/13	310,700

			9,057,480

Gaming - 2.5%
2,050,000	B	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	2,347,250
3,875,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	4,388,438
1,825,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (g)	1,920,813
1,900,000	B	Kerzner International Inc., Sr. Sub. Notes, 8.875% due 8/15/11	2,104,250
		Mandalay Resort Group:
1,725,000	BB-	Series B, 10.250% due 8/1/07	1,975,125
585,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	633,263
4,125,000	BB+	MGM Mirage Inc., Sr. Notes, 6.750% due 9/1/12 (g)	4,393,125
		Park Place Entertainment Corp., Sr. Sub. Notes:
1,150,000	BB-	8.875% due 9/15/08	1,326,813
4,275,000	BB-	8.125% due 5/15/11	5,017,781
2,500,000	CCC+	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due 10/1/13	2,668,750
2,370,000	B	Venetian Casino Resort LLC, Second Mortgage Notes, 11.000% due 6/15/10	2,734,387

			29,509,995

Lodging/Leisure - 1.1%
1,300,000	CCC+	Courtyard by Marriott II L.P., Sr. Secured Notes, Series B, 10.750% due 2/1/08	1,313,000
2,350,000	B-	FelCor Lodging L.P., 8.500% due 6/1/11	2,655,500
2,555,000	B+	Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07	2,848,825
1,600,000	B-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	1,336,000
200,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (g)	210,500
2,525,000	CCC+	Meristar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09	2,790,125
		Six Flags Inc., Sr. Notes:
775,000	CCC	9.750% due 4/15/13	750,781
475,000	CCC	9.625% due 6/1/14	456,000

			12,360,731

Restaurants - 0.1%
1,600,000	CCC+	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	1,712,000

Retail - 0.2%
2,018,000	BB+	J.C. Penny Co., Inc., Notes, 9.000% due 8/1/12	2,482,140

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Textile/Apparel - 0.4%
		Levi Strauss & Co.:
$830,000	CCC	7.000% due 11/1/06	$816,512
1,165,000	CCC	Sr. Notes, 11.625% due 1/15/08	1,194,125
1,625,000	B	Tempur-Pedic, Inc., Sr. Sub. Notes, 10.250% due 8/15/10	1,889,062
686,000	B+	William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	771,750

			4,671,449

		TOTAL CONSUMER DISCRETIONARY	59,793,795

CONSUMER STAPLES - 5.0%
Consumer Products - 0.5%
650,000	CCC	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	637,000
2,750,000	CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	2,750,000
500,000	CCC+	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	432,500
1,000,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	1,062,500
1,340,000	B	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	1,386,021

			6,268,021

Food/Beverages/Bottling - 0.5%
730,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	801,175
985,000	BB-	Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17	1,014,550
1,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,132,500
2,600,000	BBB+	Kraft Foods, Inc., 5.625% due 11/1/11	2,774,288

			5,722,513

Healthcare - 1.1%
1,675,000	CC	aaipharma Inc., 11.000% due 4/1/10	1,289,750
2,000,000	B-	Ameripath Inc., 10.500% due 4/1/13	1,970,000
1,000,000	B-	Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08	1,046,250
695,000	B	Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10	785,350
2,075,000	B-	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14 (g)	2,241,000
1,075,000	CCC+	InSight Health Services Corp., Series B, 9.875% due 11/1/11	1,080,375
750,000	B-	Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (g)	806,250
		Tenet HealthCare Corp.:
3,400,000	B-	Notes, 7.375% due 2/1/13	3,230,000
		Sr. Notes:
500,000	B-	5.375% due 11/15/06	503,750
25,000	B-	9.875% due 7/1/14 (g)	26,312

			12,979,037

Services/Other - 1.9%
		Allied Waste North America Inc., Sr. Notes, Series B:
2,260,000	BB-	8.500% due 12/1/08	2,384,300
1,500,000	B+	7.375% due 4/15/14	1,395,000
1,500,000	BB+	Aries Vermogen Inc., Notes, 9.600% due 10/25/14 (g)	1,758,750
3,875,000	B	Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13	4,214,063
1,015,000	BB-	Mail-Well, Inc., Sr. Sub. Notes, 9.625% due 3/15/12	1,131,725
		Muzak LLC.:
1,975,000	CCC-	Sr. Notes, 10.000% due 2/15/09	1,777,500
550,000	CCC-	Sr. Sub. Notes, 9.875% due 3/15/09	382,250

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Services/Other - 1.9% (continued)
		Service Corp. International:
$1,025,000	BB	Debentures, 7.875% due 2/1/13	$1,122,375
		Sr. Notes:
1,290,000	BB	6.875% due 10/1/07	1,370,625
1,590,000	BB	6.500% due 3/15/08	1,677,450
1,715,000	B+	Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08	1,895,075
2,525,000	B-	Wesco Distribution Inc., 9.125% due 6/1/08	2,626,000

			21,735,113

Supermarkets/Drugstores - 1.0%
825,000	BB-	Ahold Finance USA, Inc., 8.250% due 7/15/10	946,688
803,870	BB	Ahold Lease USA, Inc., Series A-1, 7.820% due 1/2/20	865,668
1,600,000	B-	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	1,620,000
1,175,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (g)	1,204,375
475,000	B-	Nash Finch Co., Sr. Sub. Notes, Series B, 8.500% due 5/1/08	491,031
2,225,000	B-	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	2,436,375
3,900,000	BBB	Safeway Inc., Debentures, 7.250% due 2/1/31	4,413,111

			11,977,248

		TOTAL CONSUMER STAPLES	58,681,932

ENERGY - 3.3%
Oil & Gas - 0.9%
1,625,000	B+	Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12	1,864,687
750,000	A-	Petronas Capital Ltd., Sr. Notes, 7.000% due 5/22/12 (g)	866,367
		Plains Exploration and Production Co., Sr. Sub. Notes:
1,000,000	B+	8.750% due 7/1/12	1,135,000
760,000	B+	Series B, 8.750% due 7/1/12	862,600
435,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	481,762
1,490,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,691,150
1,485,000	BBB	Valero Energy Corp., 4.750% due 6/15/13	1,481,537
		Vintage Petroleum:
1,015,000	BB-	Sr. Notes, 8.250% due 5/1/12	1,141,875
375,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	406,875

			9,931,853

Oil & Gas Services - 0.2%
1,600,000	B	Key Energy Services Inc., Sr. Notes, Series C, 8.375% due 3/1/08	1,696,000
725,000	BB-	Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11	797,500

			2,493,500

Pipelines - 2.2%
6,025,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 7.670% due 7/15/08 (g)	6,567,250
		El Paso Corp., Sr. Notes:
4,000,000	CCC+	7.875% due 6/15/12	4,190,000
1,850,000	CCC+	7.800% due 8/1/31	1,706,625
550,000	CCC+	7.750% due 1/15/32	508,750
1,000,000	CCC+	NGC Corp., Sr. Debentures, 7.125% due 5/15/18	890,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Pipelines - 2.2% (continued)
		Reliant Resources Inc., Sr. Secured Notes:
$4,000,000	B	9.250% due 7/15/10	$4,460,000
625,000	B	9.500% due 7/15/13	706,250
		Williams Cos., Inc.:
2,000,000	B+	7.125% due 9/1/11	2,250,000
1,550,000	B+	7.625% due 7/15/19	1,751,500
2,375,000	B+	7.875% due 9/1/21	2,707,500
200,000	B+	8.750% due 3/15/32	228,000

			25,965,875

		TOTAL ENERGY	38,391,228

FINANCIALS - 3.5%
Banks - 1.1%
6,325,000	A+	Bank of America Corp., Sr. Notes, 4.875 % due 9/15/12 (f)	6,506,268
5,750,000	A-	Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (g)	7,364,358

			13,870,626

Diversified Financials - 1.8%
2,075,000	B-	BCP Caylux Holdings, Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (g)	2,334,375
775,000	B-	Borden US/Nova Scotia Finance ULC, Sr. Notes, 9.000% due 7/15/14 (g)	851,531
6,425,000	AAA	General Electric Capital Corp., 6.000% due 6/15/12	7,065,232
4,275,000	BBB-	General Motors Acceptance Corp., 6.875% due 9/15/11	4,456,281
3,735,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	3,747,792
2,700,000	A+	Morgan Stanley, 6.600% due 4/1/12	3,047,566

			21,502,777

Insurance - 0.2%
1,515,000	BB	Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due 1/1/46	1,601,740

Savings & Loans - 0.4%
3,920,000	CCC-	Ocwen Capital Trust, Jr. Sub. Notes, 10.875% due 8/1/27	4,067,000

		TOTAL FINANCIALS	41,042,143

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
2,275,000	BB-	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	2,496,812

Airline - 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
2,025,000	B	Class D, 7.568% due 12/1/06	1,448,614
415,950	BB	Series 00-2, Class C, 8.312% due 4/2/11	293,973
		United Airlines Inc., Pass-Through Certificates:
916,449	NR	Series 00-1, Class B, 8.030% due 7/1/11(h)	172,858
2,160,129	NR	Series 00-2, Class B, 7.811% due 10/1/09 (h)	529,264
		Series 01-1:
440,000	NR	Class B, 6.932% due 9/1/11 (h)	116,060
990,000	NR	Class C, 6.831% due 9/1/08 (h)	79,761

			2,640,530

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Capital Goods - 0.1%
$1,025,000	B	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	$1,158,250

Containers/Packaging - 1.1%
1,750,000	B+	Anchor Glass Container Corp., 11.000% due 2/15/13	1,960,000
800,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	924,000
3,230,000	BB-	Owens-Brockway, Inc., 8.875% due 2/15/09	3,561,075
525,000	B	Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05	540,750
1,850,000	B+	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	2,081,250
		Pliant Corp.:
850,000	B-	Sr. Secured Notes, 11.125% due 9/1/09	918,000
220,000	B-	Sr. Sub. Notes, 13.000% due 6/1/10	206,250
1,175,000	CCC-	Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10	910,625
		Tekni-Plex Inc.:
900,000	CCC-	Sr. Secured Notes, 8.750% due 11/15/13 (g)	862,875
1,495,000	CCC-	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	1,128,725

			13,093,550

Housing/Building Products - 0.7%
370,000	B-	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	423,650
1,485,000	B-	Atrium Cos. Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	1,566,675
1,475,000	CCC+	Brand Services Inc., Sr. Sub. Notes, 12.000% due 10/15/12	1,659,375
1,575,000	BB-	Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11	1,819,125
740,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	862,100
1,175,000	B-	THL Buildco (Nortek Inc.), Sr. Sub. Notes, 8.500% due 9/1/14 (g)	1,251,375

			7,582,300

Machinery - 0.4%
370,000	BB-	Case Credit Corp., 6.750% due 10/21/07	382,950
875,000	B-	Columbus McKinnon Corp., Sr. Notes, 10.000% due 8/1/10	966,875
500,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (g)	526,250
580,000	B+	NMHG Holding Co., 10.000% due 5/15/09	644,525
2,005,000	CCC+	Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07	2,040,087

			4,560,687

Machinery Diversified - 0.2%
1,080,000	NR	Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08†	837,000
1,385,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	1,561,588

			2,398,588

Transportation - 0.1%
835,000	BB+	Windsor Petroleum Transportation Corp., Notes, 7.840% due 1/15/21 (g)	872,575

		TOTAL INDUSTRIALS	34,803,292

INFORMATION TECHNOLOGY - 0.3%
Computers - 0.1%
1,280,000	BB+	Unisys Corp., Sr. Notes, 6.875% due 3/15/10	1,376,000

Semiconductors - 0.2%
		Amkor Technology, Inc.:
850,000	B	Sr. Notes, 9.250% due 2/15/08	820,250
1,450,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	1,290,500

			2,110,750

		TOTAL INFORMATION TECHNOLOGY	3,486,750

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
MATERIALS - 4.8%
Chemicals - 3.0%
$2,150,000	B+	ACETEX Corp., Sr. Notes, 10.875% due 8/1/09	$2,375,750
960,000	BB-	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	1,084,800
		FMC Corp.:
625,000	BB+	Series A, 6.750% due 5/5/05	637,500
1,500,000	BB+	Sr. Secured Notes, 10.250% due 11/1/09	1,747,500
2,000,000	B+	Huntsman Advanced Materials, Sr. Secured Notes, 11.000% due 7/15/10 (g)	2,320,000
14,560,000	CCC+	Huntsman International LLC, Sr. Discount Notes, zero coupon bond to yield 14.162% due 12/31/09 (f)	7,971,600
1,450,000	BB	IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11	1,711,000
1,435,000	BB-	ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	1,607,200
1,620,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	1,798,200
1,500,000	B+	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12	1,775,625
1,400,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,645,000
3,000,000	BB-	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	3,360,000
570,000	B-	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	599,212
2,150,000	CCC	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	2,139,250
		Rhodia S.A.:
1,000,000	CCC+	Sr. Notes, 7.625% due 6/1/10	985,000
1,700,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	1,598,000
135,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	168,075
1,674,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	1,895,805

			35,419,517

Metal & Mining - 0.7%
1,750,000	B-	IMCO Recycling Inc., Sr. Notes, 10.375% due 10/15/10	1,960,000
1,300,000	BB-	Ispat Inland ULC, 9.750% due 4/1/14	1,586,000
1,300,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,410,500
1,025,000	B-	Mueller Holdings Inc., step bond to yield 14.750% due 4/15/14	661,125
1,610,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	1,992,588
480,000	B+	Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09	525,600

			8,135,813

Paper & Forest Products - 1.1%
1,175,000	BB	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10	1,292,500
1,500,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	1,575,000
825,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	959,251
		Buckeye Technologies Inc., Sr. Sub. Notes:
770,000	B	9.250% due 9/15/08	775,775
2,025,000	B	8.000% due 10/15/10	2,075,625
1,200,000	BB	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	1,254,000
3,100,000	B	Stone Container Corp., Sr. Notes, 7.375% due 7/15/14 (g)	3,324,750
2,050,000	BB-	Tembec Industries Inc., 8.625% due 6/30/09	2,096,124

			13,353,025

		TOTAL MATERIALS	56,908,355

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
UTILITIES - 2.1%
Electric - 2.1%
		The AES Corp., Sr. Notes:
$3,255,000	B-	9.500% due 6/1/09	$3,767,663
100,000	B-	7.750% due 3/1/14	109,250
2,000,000	B+	Allegheny Energy, Sr. Notes, 10.250% due 11/15/07 (g)	2,310,000
475,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	563,038
1,145,000	CCC+	Calpine Canada Energy Finance ULC, Sr. Sub. Notes, 8.500% due 5/1/08	709,900
		Calpine Corp., Sr. Notes:
3,780,000	B	8.500% due 7/15/10 (g)	2,797,200
895,000	B	8.750% due 7/15/13 (g)	653,350
695,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	695,000
		Edison Mission Energy, Sr. Notes:
3,255,000	B+	10.000% due 8/15/08	3,816,488
2,100,000	B+	9.875% due 4/15/11	2,493,750
4,000,000	B+	NRG Energy, Inc., Sr. Notes, 8.000% due 12/15/13 (g)	4,425,000
1,910,000	B-	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	2,416,150

		TOTAL UTILITIES	24,756,789

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $418,482,500)	453,695,388

ASSET-BACKED SECURITIES - 5.3%
7,816,000	A	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 3.133% due 8/25/32 (j)	7,855,099
4,494,804	BBB+	Argent Nim Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (f)(g)	4,491,729
6,000,000	A	Asset Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 3.770% due 4/15/33 (f)(j)	6,081,755
		Bear Stearns Asset-Backed Securities:
1,189,183	BBB	Series 2003 - HE1N, Class N1, 6.500% due 8/25/05 (f)(g)	1,197,356
2,063,823	BBB	Series 2004 - FR1, Class A1, 5.000% due 5/25/34 (f)(g)	2,059,532
2,874,072	BBB	Series 2004 - HE6, Class A1, 5.250% due 8/25/34 (f)(g)	2,871,031
		Countrywide Asset-Backed Certificates:
3,820,000	AA	Series 2004-5, Class M4, 3.180% due 6/25/34 (f)(j)	3,822,205
2,813,044	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (f)(g)	2,819,680
6,750,000	A	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 3.153% due 9/25/31 (j)	6,786,510
		First Consumers Master Trust:
72,332	BB	Series 1999-A, Class A, 5.800% due 12/15/05 (g)(j)	72,204
4,280,742	B	Series 2001-A, Class A, 1.910% due 9/15/08 (j)	4,166,413
2,596,149	Baa2*	Independence II CDO, Ltd., Series 2A, Class C, 4.210% due 8/7/36 (g)(j)	259,615
4,530,000	BBB	Metris Master Trust Series 2001-2, Class B, 2.890% due 11/20/09 (j)	4,496,017
		Novastar Home Equity Loan:
1,310,000	A	Series 2003-4, Class M2, 3.558% due 2/25/34 (j)	1,339,860
2,880,000	A+	Series 2004-1, Class M4, 2.908%, due 6/25/34 (j)	2,861,152

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 5.3% (continued)
$4,000,000	A	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 2.550% due 4/25/32	$4,019,666
		Sail Net Interest Margin Notes:
618,357	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (g)	622,137
555,315	BBB	Series 2003-13A, Class A, 6.750% due 11/27/33 (g)	553,817
2,822,143	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (g)	2,819,052
2,867,490	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/04 (g)	2,868,499
6,116,198	C*	Varick Structured Asset Fund Ltd., Series1A, Class B1, 2.560% due 11/1/35 (g)(h)†	61,162

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $66,226,876)	62,124,491

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - 1.8%
9,215,241	D	Airplanes Pass Through Trust, Corporate Collateralized Mortgage Obligation, Series D, 10.900% due 3/12/12 (h)(k)†	0
2,840,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 3.060% due 11/25/34	2,840,000
		Commercial Mortgage Pass-Through Certificates:
6,291,445	AAA	Series 2001-J2A, Class A1, 5.450% due 7/16/34 (f)	6,634,140
3,105,872	A+	Series 2003-FL9, Class E, 2.600% due 11/15/15 (f)	3,125,188
13,227,622	NR	GNMA, Series 2003-12, Class IN, 5.500% due 2/16/28	1,325,420
6,850,000	A2*	Merit Securities Corporation, Series 11PA, Class B2, 2.960% due 9/28/32	6,616,677

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $30,010,439)	20,541,425

SHARES
COMMON STOCK (l) - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Cable & Media - 0.0%
7,044		NTL Inc.	468,496

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
24,971		Aurora Foods, Inc. (k)†	0

INDUSTRIALS - 0.0%
Services/Other - 0.0%
1,177		Outsourcing Solutions, Inc. (k)	32,896

TELECOMMUNICATIONS SERVICES - 0.2%
Telecommunications - 0.2%
39,759		AirGate PCS, Inc.	897,559
3,736		McLeodUSA Inc.	1,233
19,250		Pagemart Nationwide Inc. (k)†	192
77,826		Telewest Global Inc.	957,260

			1,856,244

Tower - 0.0%
31,067		Crown Castle International Corp.	475,636

		TOTAL TELECOMMUNICATIONS SERVICES	2,331,880

		TOTAL COMMON STOCK
		(Cost - $4,378,544)	2,833,272

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	SECURITY	VALUE
PREFERRED STOCK - 0.0%
INDUSTRIALS - 0.0%
Aerospace - 0.0%
1,650	Northrop Grumman Corp., Equity Security Units, 7.250% due 11/16/04	$168,976

COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
4,300	Motorola Inc., Equity Security Units, 7.000% due 11/16/04 (j)	215,860

	TOTAL PREFERRED STOCK
	(Cost - $380,000)	384,836

CONVERTIBLE PREFERRED STOCK - 0.3%
COMMUNICATIONS - 0.3%
Telecommunications - 0.2%
3,968	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	2,996,832

Tower - 0.1%
18,000	Crown Castle International Corp., 6.250%	859,500

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost - $1,718,670)	3,856,332

WARRANTS (l) - 0.0%
COMMUNICATIONS - 0.0%
Cable & Media - 0.0%
12,325	UIH Australia, Expire 5/15/06 (k)†	0

Publishing/Printing - 0.0%
1,865	Merrill Corp., Class B Shares, Expire 5/1/09 (k)†	0

Technology/Electronics - 0.0%
2,095	CYBERNET Internet Services Intl., Expire 7/1/09 (g)(k)†	0
8,430	WAM! NET Inc., Expire 3/1/05	84

		84

Telecommunications - 0.0%
1,780	GT Group Telecom Inc., Expire 2/1/10 (g)(k)†	0
1,185	Horizon PCS Inc., Expire 10/1/10 (g)(k)†	0
5,000	Iridium World Communications Ltd., Expire 7/15/05 (g)(k)†	50
1,000	IWO Holdings Inc., Expire 1/15/11(g)†	10
250	Jazztel PLC, Expire 7/15/10 (k)	0
7,800	RSL Communications Ltd., Expire 11/15/06 (k)†	0

		60

Tower - 0.0%
900	American Tower Corp., Expire 8/1/08	189,450

	TOTAL COMMUNICATIONS	189,594

INDUSTRIALS - 0.0%
Containers/Packaging - 0.0%
220	Pliant Corp., Expire 6/1/10 (g)†	2

	TOTAL WARRANTS
	(Cost - $414,997)	189,596

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
EMERGING MARKETS DEBT - 17.4%
Sovereign Debt - 17.4%
		Federal Republic of Brazil:
$9,150,000	BB-	10.500% due 7/14/14 (f)	$10,296,038
3,420,000	BB-	10.125% due 5/15/27	3,644,010
4,675,000	BB-	12.250% due 3/6/30	5,784,144
10,350,000	BB-	11.000% due 8/17/40 (f)	11,667,038
12,044,145	NR	Series 18 Years, 2.125% due 4/15/12 (f)(j)	11,069,322
9,837,768	NR	Series 20 Years, 8.000% due 4/15/14 (f)	9,779,356
2,300,000	A-	Malaysia, 7.500% due 7/15/11	2,711,946
6,800,000	AA-	Region of Lombardy, 5.804% due 10/25/32	7,265,814
8,525,000	NR	Republic of Argentina, 1.000% due 3/31/49	4,688,750
4,690,000	NR	Republic of Bulgaria, Series REGS, 8.250% due 1/15/15	5,880,088
		Republic of Colombia:
4,675,000	BB	10.000% due 1/23/12	5,241,844
2,150,000	BB	10.750% due 1/15/13	2,497,225
1,325,000	BB	8.125% due 5/21/24	1,212,375
1,325,000	BB	8.375% due 2/15/27	1,209,063
1,300,000	BB	10.375% due 1/28/33	1,423,500
		Republic of Ecuador, Series REGS:
1,500,000	NR	12.000% due 11/15/12	1,507,500
4,650,000	NR	6.000% due 8/15/30	3,947,850
		Republic of Panama:
765,000	BB	9.625% due 2/8/11	874,012
325,000	BB	10.750% due 5/15/20	390,000
875,000	BB	9.375% due 1/16/23	951,562
175,000	BB	8.875% due 9/30/27	183,750
		Republic of Peru:
3,750,000	BB	9.125% due 2/21/12	4,220,625
200,000	BB	9.875% due 2/6/15	232,000
		Series 20 Years:
1,500,000	NR	4.000% due 3/7/17	1,348,125
1,324,400	NR	4.500% due 3/7/17	1,221,759
		Republic of Philippines:
2,400,000	BB	8.375% due 3/12/09	2,538,000
1,775,000	BB	9.875% due 1/15/19	1,790,442
5,400,000	BB	10.625% due 3/16/25	5,661,360
1,975,000	BBB	Republic of South Africa, Notes, 6.500% due 6/2/14	2,152,750
		Republic of Turkey:
2,275,000	BB-	11.500% due 1/23/12	2,860,812
3,350,000	BB-	11.000% due 1/14/13	4,145,625
2,525,000	BB-	11.875% due 1/15/30	3,475,031
		Republic of Venezuela:
1,975,000	B	5.375% due 8/7/10	1,814,531
3,950,000	B	10.750% due 9/19/13	4,583,975
4,415,000	B	8.500% due 10/8/14	4,487,847
2,000,000	B	9.250% due 9/15/27	2,049,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Sovereign Debt - 17.4% (continued)
		Russian Federation, Unsub. Notes, Series REGS:
$1,290,000	NR	8.250% due 3/31/10	$1,431,900
2,400,000	NR	11.000% due 7/24/18	3,273,000
40,700,000	NR	5.000% due 3/31/30 (f)	40,763,594
		United Mexican States:
6,275,000	BBB-	6.375% due 1/16/13	6,686,012
2,569,000	BBB-	5.875% due 1/15/14	2,632,583
12,000,000	BBB-	6.625% due 3/3/15 (f)	12,891,000
850,000	BBB-	8.300% due 8/15/31	983,875

		TOTAL EMERGING MARKET DEBT
		(Cost - $195,974,340)	203,469,033

LOAN PARTICIPATION (j)(m) - 0.5%
Sovereign Debt - 0.5%
6,200,787	NR	Kingdom of Morocco, Series A, 2.030% due 1/2/09 (CS First Boston Corp.) (Cost - $6,019,736)	6,107,775

		SUB-TOTAL INVESTMENTS
		(Cost - $1,120,329,926)	1,155,622,473

REPURCHASE AGREEMENTS - 24.3%
84,546,000		Deutsche Bank Securities Inc. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $84,558,964; (Fully collateralized by various U.S. Agency Securities, 0.000% to 8.250% due 2/3/05 to 6/1/17; Market value - $86,236,920)	84,546,000
100,000,000		Merrill Lynch & Co., Inc., dated 10/29/04, 1.820% due 11/1/04; Proceeds at maturity - $100,015,167; (Fully collateralized by various U.S. Agency Securities, 0.000% due 11/2/04 to 4/29/05; Market value - $102,000,000)	100,000,000
100,000,000		UBS Securities LLC, dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $100,015,333; (Fully collateralized by various U.S. Agency Securities, 0.000% to 8.875% due 12/7/04 to 8/6/38; Market value - $104,000,000)	100,000,000

		TOTAL REPURCHASE AGREEMENTS
		(Cost - $284,546,000)	284,546,000

SECURITY SOLD SHORT - (0.6%)
7,000,000		Government National Mortgage Association (GNMA) 6.500% due 12/1/99 (c) (Cost - $7,389,375)	(7,398,125)

		TOTAL INVESTMENTS - 122.2% (Cost - $1,397,486,551**)	1,432,770,348
		Liabilities in Excess of Other Assets - (22.2%)	(260,014,603)

		TOTAL NET ASSETS - 100.0%	$1,172,755,745

See Notes to Schedule of Investments.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

(a)	Date shown represents the last in range of maturity dates of mortgage certificates owned.

(b)	Security acquired under mortgage dollar roll agreement.

(c)	Security is traded on a TBA basis.

(d)	All or a portion of this security is held as collateral for open futures contracts.

(e)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Service.

(f)	All or a portion of this security is segregated for open futures contracts and/or “to-be-announced” (“TBA”) securities.

(g)	Security is exempt from registration under Rule 144A of the Security Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(h)	Security is currently in default.

(i)	Security has been issued with attached warrants

(j)	Variable rate security - rate resets periodically

(k)	Security is valued in accordance with fair valuation procedures under supervision of the Board of Trustees.

(l)	Non-income producing security.

(m)	Participation interest was acquired through the financial institution indicated parenthetically.

†	This security has been deemed illiquid.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded. Securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales were reported on that date are valued at the mean between the bid and asked prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at amortized cost,which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts

Notes to Schedule of Investments (unaudited) (continued)

are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(f) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment

Notes to Schedule of Investments (unaudited) (continued)

grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(i) Investment Transactions - Security transactions are accounted for on trade date.

(j) Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$64,495,914
Gross unrealized depreciation	(29,212,117)

Net unrealized appreciation	$35,283,797

Notes to Schedule of Investments (unaudited) (continued)

At October 31, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Year Notes	1	12/04	$112,254	$113,563	$1,309
U.S. Treasury 20 Year Bonds	301	12/04	33,134,608	34,266,969	1,132,361

Contracts to Sell:
U.S. Treasury 2 Year Notes	268	12/04	56,616,196	56,753,188	(136,992)
U.S. Treasury 5 Year Notes	1133	12/04	125,150,997	126,187,875	(1,036,878)

Net Unrealized Loss on Open Futures Contracts					$(40,200)

At October 31, 2004, the Fund held TBA securities with a total cost of $269,521,953.

At October 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $232,821,563.

At October 31, 2004, the Fund held loan participations with a total cost of $6,019,736.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 28, 2004

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	December 28, 2004